RELATED PARTY TRANSACTIONS - Related Party Revenue and Purchases (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenues		$ 704	$ 645	$ 613
related-party cost of services		3,979	3,767	3,592
Cost of services		16,550	17,137	17,676
Depreciation		1,300	1,445	1,469
Payment for purchase of hardware from IBM		752	1,036	1,190
IBM
Related Party Transaction [Line Items]
Revenues		704	645	613
IBM | Outsourcing
Related Party Transaction [Line Items]
Cost of services	$ 312
IBM | Networking and IT services
Related Party Transaction [Line Items]
Cost of services		384	509	484
IBM | Hardware, software and services
Related Party Transaction [Line Items]
Cost of services		2,800	2,700	2,600
Depreciation		447	520	538
Payment for purchase of hardware from IBM		299	504	526
Due from related party	$ 265	$ 265
Upgraded hardware period		2 years
Estimated useful lives (in years)		5 years
IBM | Cost of service
Related Party Transaction [Line Items]
related-party cost of services		$ 4,000	$ 3,800	$ 3,600